Other Financial Data	12 Months Ended
Sep. 30, 2013
Other Financial Data [Abstract]
Other Financial Data
OTHER FINANCIAL DATA

Items reported in earnings during the years ended September 30 include the following:

	2011	2012	2013
Research and development expense	$555	547	576
Depreciation expense	$522	505	521
Rent expense	$372	395	414

The Company leases certain facilities, transportation and office equipment, and various other items under operating lease agreements. Minimum annual rentals under noncancelable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, will approximate $270 in 2014, $196 in 2015, $140 in 2016, $87 in 2017 and $51 in 2018.

At September 30, 2013, other current assets includes $408 of current assets of embedded computing and power classified as held-for-sale, while other assets includes $438 of pension assets and $190 of noncurrent embedded computing and power assets.

Items reported in accrued expenses include the following:

	2012	2013
Employee compensation	$642	650
Customer advanced payments	$380	402
Product warranty	$187	183

Other liabilities are summarized as follows:

	2012	2013
Pension plans	$805	539
Deferred income taxes	592	823
Postretirement plans, excluding current portion	337	263
Other	722	688
Total	$2,456	2,313

Other operating cash flow is comprised of the following:

	2011	2012	2013
Pension expense	$145	173	228
Stock compensation expense	121	100	221
(Gain) Loss on sale of businesses, net of tax	(25)	5	—
Deferred income taxes and other	19	(97)	(63)
Total	$260	181	386